                                                                       March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM NY
                  (File no. 33-44436)
                  ASAP2
                  (File no. 33-87010)
                  American Skandia Advisor PlanSM III
                  (File no. 333-96577)
                  American Skandia Apex
                  (File no. 333-49478)
                  American Skandia XTra CreditSM
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR
                  (File no. 333-50954)
                  American Skandia LifeVest(R)
                  (File no. 33-62933)
                  American Skandia Protector
                  (File no. 333-26685)
                  Advisors Choice(R)2000
                  (File no. 333-08853)
                  American Skandia Impact
                  (File no. 33-86866)
                  American Skandia LifeVest(R)II
                  (File no. 333-71672)
                  American Skandia APEXSM II
                  (File no. 333-71654)
                  American Skandia XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      AIM9
  AST Alliance Growth and Income              AIM V.I. Dynamics
  AST American Century Income & Growth        AIM V.I. Financial Services
  AST Hotchkis &  Wiley Large-CapValue1        AIM V.I. Health Sciences
  AST DeAM Large-Cap Value                    AIM V.I. Technology
  AST Sanford Bernstein Core Value
  AST Sanford Bernstein Managed Index 500     First Defined Portfolio Fund LLC
  AST Alliance/Bernstein Growth + Value       First Trust(R)10 Uncommon Values
  AST Goldman Sachs Concentrated Growth       Target Managed VIP
  AST Marsico Capital Growth                  The DowSM DART 10
  AST MFS Growth                              Global Target 15
  AST Alliance Growth                         S& P Target 24
  AST Neuberger Berman Mid-Cap Growth         Nasdaq Target 15
  AST Goldman Sachs Mid-Cap Growth            Value Line(R)Target 25
  AST Neuberger Berman Mid-Cap Value
  AST DeAM Small-Cap Value                    Rydex Series Trust8
  AST Small-Cap Value2                        Nova Portfolio
  AST State Street Research Small-Cap         Ursa Portfolio
  Growth3                                     OTC Portfolio
  AST DeAm Small-Cap Growth
                                              ProFund VP
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity4          ProFund VP UltraBull
  AST William Blair International Growth      ProFund VP Consumer Servicesl
  AST LSV International Value5                ProFund VP Consumer Goods
  AST MFS Global Equity                       ProFund VP Oil &  Gas
  AST Alger All-Cap Growth                    ProFund VP Europe 30
  AST Cohen &  Steers Realty                   ProFund VP Financials
  AST Gabelli All-Cap Value                   ProFund VP Health Care
  AST T. Rowe Price Natural Resources         ProFund VP Industrials
  AST DeAM Global Allocation                  ProFund VP Internet
  AST American Century Strategic Balanced     ProFund VP Japan
                                              ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST Goldman Sachs High Yield6               ProFund VP OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Pharmaceuticals
  AST PIMCO Limited Maturity Bond             ProFund VP Precious Metals
                                              ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VP Rising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Goldman Sachs Small-Cap Value8          ProFund VP Small-Cap Growth
                                              ProFund VP Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
  SP William Blair International Growth7      ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Equity Value8                               ProFund VP UltraOTC
    Equity Income                             ProFund VP UltraSmall-Cap

    Evergreen VA                              ProFund VP Utilities
  Evergreen VA International Equity           ProFund VP Large-Cap Growth
  Evergreen VA Omega                          ProFund VP :Large-Cap Value
  Evergreen VA Special Equity                 ProFund VP Short Small-Cap
                                              ProFund Short Mid-Cap

                                              Gartmore GVIT
                                              Developing Markets
  ------------------------------------------- -------------------------------------
1 Pre5/1/04 AST INVESCO Capital Income.  2Pre 11/22/04 AST Gabelli Small-Cap Value.  3Pre 4/30/04 AST PBHG Small-Cap Growth.  4Pre
2/23/04 AST Strong International Growth.  5Pre 11/22/04 DeAM International Equity.  6Pre 5/1/04 AST Federated High Yield.  7Pre
5/1/04 SP Jennison International Growth.  8 Not offered in the APEX, APEX II, ASL II, XT4, XT6, ASAP III products.  9Pre 10/15/04
INVESCO VIF.

Filer/Entity:     American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:    0001193125-05-045734
Date of Filing:   03/10/05

Filer/Entity:     Prudential Series Fund
Registration No.: 811-03623
CIK No.:          0000711175
Accession No.:    0001193125-05-045678
Date of Filing:   03/10/05

Filer/Entity:     Wells Fargo Variable Trust
Registration No.: 811-09255
CIK No.:          0001081402
Accession No.:    0000935069-05-000424
Date of Filing:   03/2/05

Filer/Entity:     Evergreen VA
Registration No.: 811-08716
CIK No.:          0000928754
Accession No.:    0000936772-05-000080
Date of Filing:   03/08/05

Filer/Entity:     AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:    0001193125-05-037510
Date of Filing:   02/25/05

Filer/Entity:     First Defined Portfolio Management Fund, LLC
Registration No.: 811-09235
CIK No.:          0001076487
Accession No.:    0000935069-05-000486
Date of Filing:   03/07/05

Filer/Entity:     Rydex Variable Trust
Registration No.: 811-08821
CIK No.:          0001064046
Accession No.:    0000935069-05-000494
Date of Filing:   03/09/05

Filer/Entity:     ProFund VP
Registration No.: 811-08239
CIK No.:          0001039803
Accession No.:    0001193125-
Date of Filing:

Filer/Entity:     Gartmore Variable Insurance Trust
Registration No.: 811-03213
CIK No.:          0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:
                  Stagecoach Advisor PlanSM III
                  (File no. 333-96577)
                  Stagecoach APEXSM II
                  (File no. 333-71654)
                  Stagecoach XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      Evergreen VA
  AST Alliance Growth and Income              Evergreen VA International Equity
  AST American Century Income &  Growth        Evergreen VA Omega
  AST Hotchkis &  Wiley Large-CapValue1        Evergreen VA Special Equity
  AST DeAM Large-Cap Value                    AIM8
  AST Sanford Bernstein Core Value            AIM V.I. Dynamics
  AST Sanford Bernstein Managed Index 500     AIM V.I. Financial Services
  AST Alliance/Bernstein Growth + Value       AIM V.I. Health Sciences
  AST Goldman Sachs Concentrated Growth       AIM V.I. Technology
  AST Marsico Capital Growth
  AST MFS Growth                              First Defined Portfolio Fund LLC
  AST Alliance Growth                         First Trust(R)10 Uncommon Values
  AST Neuberger Berman Mid-Cap Growth         Target Managed VIP
  AST Goldman Sachs Mid-Cap Growth            The DowSM DART 10
  AST Neuberger Berman Mid-Cap Value          Global Target 15
  AST DeAM Small-Cap Value                    S& P Target 24
  AST Small-Cap Value2                        Nasdaq Target 15
  AST State Street Research Small-Cap         Value Line(R)Target 25
  Growth3
  AST DeAm Small-Cap Growth                   ProFund VP
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity4          ProFund VP UltraBull
  AST William Blair International Growth      ProFund VP Consumer Services
  AST LSV International Value5                ProFund VP Consumer Goods
  AST MFS Global Equity                       ProFund VP Oil &  Gas
  AST Alger All-Cap Growth                    ProFund VP Europe 30
  AST Cohen &  Steers Realty                   ProFund VP Financials
  AST Gabelli All-Cap Value                   ProFund VP Health Care
  AST T. Rowe Price Natural Resources         ProFund VP Industrials
  AST DeAM Global Allocation                  ProFund VP Internet
  AST American Century Strategic Balanced     ProFund VP Japan
                                              ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST Goldman Sachs High Yield6               ProFund VP OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Pharmaceuticals
  AST PIMCO Limited Maturity Bond             ProFund VP Precious Metals
                                              ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VP Rising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Goldman Sachs Small-Cap Value           ProFund VP Small-Cap Growth
                                              ProFund VP Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
    SP William Blair International Growth7    ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
                                              ProFund VP UltraMid-Cap
                                              ProFund VP UltraOTC
                                              ProFund VP UltraSmall-Cap
  Wells Faro Variable Trust                   ProFund VP Utilities
  WFVT Large Company Growth                   ProFund VP Large-Cap Growth
  WFVT Total Return Bond                      ProFund VP :Large-Cap Value
  WFVT Asset Allocation                       ProFund VP Short Small-Cap
  WFVT Growth                                 ProFund Short Mid-Cap
  WFVT International Equity
  WFVT Equity Value                           Gartmore GVIT
  WFVT Small Cap Growth                       Developing Markets
  WFVT Equity Income
  ------------------------------------------- -------------------------------------
1 Pre5/1/04 AST INVESCO Capital Income.  2Pre 11/22/04 AST Gabelli Small-Cap Value.  3Pre 4/30/04 AST PBHG Small-Cap Growth.  4Pre
2/23/04 AST Strong International Growth.  5Pre 11/22/04 DeAM International Equity.  6Pre 5/1/04 AST Federated High Yield.  7Pre
5/1/04 SP Jennison International Growth.  8Pre 10/15/04 INVESCO VIF.

Filer/Entity:     American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:    0001193125-05-045734
Date of Filing:   03/10/05

Filer/Entity:     Prudential Series Fund
Registration No.: 811-03623
CIK No.:          0000711175
Accession No.:    0001193125-05-045678
Date of Filing:   03/10/05

Filer/Entity:     Wells Fargo Variable Trust
Registration No.: 811-09255
CIK No.:          0001081402
Accession No.:    0000935069-05-000424
Date of Filing:   03/2/05

Filer/Entity:     Evergreen VA
Registration No.: 811-08716
CIK No.:          0000928754
Accession No.:    0000936772-05-000080
Date of Filing:   03/08/05

Filer/Entity:     AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:    0001193125-05-037510
Date of Filing:   02/25/05

Filer/Entity:     First Defined Portfolio Management Fund, LLC
Registration No.: 811-09235
CIK No.:          0001076487
Accession No.:    0000935069-05-000486
Date of Filing:   03/07/05

Filer/Entity:     ProFund VP
Registration No.: 811-08239
CIK No.:          0001039803
Accession No.:    0001193125-
Date of Filing:

Filer/Entity:     Gartmore Variable Insurance Trust
Registration No.: 811-03213
CIK No.:          0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel
March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Stagecoach Variable Annuity Plus
                  (File no. 33-59993)
                  Stagecoach Extra Credit Variable Annuity
                  (File no. 33-62793)
                  Stagecoach Variable Annuity Flex
                  (File no. 33-62933)
                  Stagecoach Apex
                  (File no. 333-68714)
         __________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- ------------------------------
  American Skandia                            Wells Faro Variable Trust
  Trust                                       WFVT Total Return Bond
  AST PIMCO Total Return Bond                 WFVT Asset Allocation
  AST PIMCO Limited Maturity Bond             WFVT Growth
  AST Goldman Sachs Concentrated Growth       WFVT Money Market
  AST DeAm Small Cap Growth                   WFVT Equity Value
  AST State Street Research Small-Cap         WFVT Small Cap Growth
  Growth1                                     WFVT Equity Income
  AST Hotchkis &  Wiley Large-Cap Value2
  AST Neuberger  Berman Mid Cap Growth        WFVT Large Company Growth
  AST Neuberger  Berman Mid Cap Value         WFVT International Equity
  AST Small-Cap Value3
  AST American Century Income &  Growth        AIM4
  AST Marsico Capital Growth                  AIM V.I. Technology
  AST MFS Growth                              AIM V.I. VIF Health Sciences
  AST Cohen &  Steers Realty
  AST Goldman Sachs Small-Cap Value           Gartmore GVIT
  AST Goldman Sachs Mid-Cap Growth            Developing Markets
  AST Alger All-Cap Growth
  AST William Blair International Growth

  ------------------------------------------- ------------------------------
1 Pre5/1/04 AST INVESCO Capital Income.  2 re 11/22/04 AST Gabelli Small-Cap Value.  3Pre 4/30/04 AST PBHG Small-Cap Growth.  4Pre
10/15/04 INVESCO VIF.

Filer/Entity:     American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:    0001193125-05-045734
Date of Filing:   03/10/05

Filer/Entity:     Wells Fargo Variable Trust
Registration No.: 811-09255
CIK No.:          0001081402
Accession No.:    0000935069-05-000424
Date of Filing:   03/02/05

Filer/Entity:     AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:    0001193125-05-037510
Date of Filing:   02/25/05

Filer/Entity:     Gartmore Variable Insurance Trust
Registration No.: 811-03213
CIK No.:          0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM II Premier
                  (File no. 33-87010)
                  American Skandia XTra CreditSM Premier
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR Premier
                  (File no. 333-50954)
                  American Skandia LifeVest(R)Premier
                  (File no. 33-62933)
                  American Skandia LifeVest(R)II Premier
                  (File no. 333-71672)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts"),
we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- ------------------------------------- ------------------------------------
  American Skandia Trust                      AIM9                                  Evergreen VA Trust
  AST Alliance Growth and Income              AIM V.I. Dynamics                     Evergreen VA
  AST American Century Income &  Growth        AIM V.I Financial Services            Evergreen VA Equity Index
  AST Hotchkis &  Wiley Large-CapValue1        AIM V.I Health Sciences               Evergreen VA Growth and Income
  AST DeAM Large-Cap Value                    AIM V.I Technology                    Evergreen VA International Equity
  AST Sanford Bernstein Core Value                                                  Evergreen VA Foundation
  AST Sanford Bernstein Managed Index 500     First Defined Portfolio Fund LLC      Evergreen VA Omega
  AST Alliance/Bernstein Growth + Value       First Trust(R)10 Uncommon Values
  AST Goldman Sachs Concentrated Growth       Target Managed Values
  AST Marsico Capital Growth                  S& P Target 24
  AST MFS Growth                              DowSM DART 10
  AST Alliance Growth                         Value(R)Line Target 25
  AST Neuberger Berman Mid-Cap Growth         Global Target 15
  AST Goldman Sachs Mid-Cap Growth            Nasdaq Target 15
  AST Neuberger Berman Mid-Cap Value
  AST DeAM Small-Cap Value                    Rydex Series Trust8
  AST Small-Cap Value2                        Nova Portfolio
  AST State Street Research Small-Cap         Ursa Portfolio
  Growth3                                     OTC Portfolio
  AST DeAm Small-Cap Growth
                                              ProFund VP
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity4          ProFund VP UltraBull1
  AST William Blair International Growth      ProFund VP Consumer Services
  AST LSV International Value5                ProFund VP Consumer Goods
  AST MFS Global Equity                       ProFund VP Oil &  Gas
  AST Alger All-Cap Growth                    ProFund VP Europe 30
  AST Cohen &  Steers Realty                   ProFund VP Financials
  AST Gabelli All-Cap Value                   ProFund VP Health Care
  AST T. Rowe Price Natural Resources         ProFund VP Industrials
  AST DeAM Global Allocation                  ProFund VP Internet
  AST American Century Strategic Balanced     ProFund VP Japan
                                              ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST Goldman Sachs High Yield6               ProFund VP OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Pharmaceuticals
  AST PIMCO Limited Maturity Bond             ProFund VP Precious Metals
                                              ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VPRising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Goldman Sachs Small-Cap Value           ProFund VP Small-Cap Growth
                                              ProFund VP Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
  SP William Blair International Growth7      ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Equity Value8                               ProFund VP UltraOTC
    Equity Income                             ProFund VP UltraSmall-Cap
                                              ProFund VP Utilities
                                              ProFund VP Large-Cap Growth
                                              ProFund VP large-Cap Value
                                              ProFund VP Short Small-Cap
                                              ProFundVP Short Mid-Cap
                                              Gartmore GVIT
                                              Developing Markets5
  ------------------------------------------- ------------------------------------- ------------------------------------
1 Pre5/1/04 AST INVESCO Capital Income.  2Pre 11/22/04 AST Gabelli Small-Cap Value.  3Pre 4/30/04 AST PBHG Small-Cap Growth.  4Pre
2/23/04 AST Strong International Growth.  5Pre 11/22/04 DeAM International Equity.  6Pre 5/1/04 AST Federated High Yield.  7Pre
5/1/04 SP Jennison International Growth.  8 Not offered in the APEX, APEX II, ASL II, XT4, XT6, ASAP III products.  9Pre 10/15/04
INVESCO VIF.

Filer/Entity:     American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:    0001193125-05-045734
Date of Filing:   03/10/05

Filer/Entity:     Prudential Series Fund
Registration No.: 811-03623
CIK No.:          0000711175
Accession No.:    0001193125-05-045678
Date of Filing:   03/10/05

Filer/Entity:     Wells Fargo Variable Trust
Registration No.: 811-09255
CIK No.:          0001081402
Accession No.:    0000935069-05-000424
Date of Filing:   03/02/05

Filer/Entity:     Evergreen VA
Registration No.: 811-08716
CIK No.:          0000928754
Accession No.:    0000936772-05-000080
Date of Filing:   03/08/05

Filer/Entity:     AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:    0001193125-0
Date of Filing:   02/25/05

Filer/Entity:     First Defined Portfolio Management Fund, LLC
Registration No.: 811-09235
CIK No.:          0001076487
Accession No.:    0000935069-05-000486
Date of Filing:   03/07/05

Filer/Entity:     Rydex Variable Trust
Registration No.: 811-08821
CIK No.:          0001064046
Accession No.:    0000935069-05-000494
Date of Filing:   03/09/05

Filer/Entity:     ProFund VP
Registration No.: 811-08239
CIK No.:          0001039803
Accession No.:    0001193125-0
Date of Filing:

Filer/Entity:     Gartmore Variable Insurance Trust
Registration No.: 811-03213
CIK No.:          0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Evergreen Skandia Harvester Variable Annuity
                  (File no. 33-87010)
                  Evergreen Skandia Harvester XTra Credit
                  (File no. 33-62793)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------ -------------------------------
  American Skandia Trust                     Evergreen VA Trust
  AST JPMorgan International Equity1         Evergreen VA Foundation
  AST Goldman Sachs Concentrated Growth      Evergreen VA Omega
  AST Money Market                           Evergreen VA International
  AST MFS Growth                             Equity
  AST American Century Income &  Growth       Evergreen VA Special Equity
  AST Goldman Sachs High Yield2              Evergreen VA Growth and
                                             Income
  AIM3                                       Evergreen VA Strategic Income
  AIM V.I. Dynamics                          Evergreen VA Special Values1
  AIM V.I. Technology                        Evergreen VA

                                             Davis Variable Account Fund
                                             Davis Value Portfolio
  ------------------------------------------

  ------------------------------------------ -------------------------------
1Pre 2/23/04 AST Strong International Growth.  2Pre 5/1/04 AST Federated High Yield.  3Pre 10/15/04 INVESCO VIF.

Filer/Entity:     American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:    0001193125-05-045734
Date of Filing:   03/10/05

Filer/Entity:     Evergreen VA
Registration No.: 811-08716
CIK No.:          0000928754
Accession No.:    0000936772-05-000080
Date of Filing:   03/08/05

Filer/Entity:     Davis Value Portfolio
Registration No.: 811-09293
CIK No.:          0001084060
Accession No.:    0001084060-05-000006
Date of Filing:   02/25/05

Filer/Entity:     AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:    0001193125-05-037510
Date of Filing:   02/25/05

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-88362)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Account ("the Account"),
we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ---------------------------------------------- ------------------------------------
  American Skandia Trust                         Liberty Variable Investment Trust
                                                 Liberty Equity5
  AST T. Rowe Price Global                       Columbia Real Estate Equity
  Bond                                           Columbia High Yield7
  AST Hotchkis &  Wiley Large-Cap
  Value1                                         Gartmore GVIT
  AST Goldman Sachs Concentrated Growth          Developing Markets8
  AST State Street Research Small-Cap Growth2
  AST Neuberger Berman Mid-Cap Value
  AST Alger All-Cap Growth
  AST William Blair International Growth

  SteinRoe Variable Investment Trust
  Liberty Small Company Growth
  Liberty Asset Allocation
  Liberty Federal Securities3
  Liberty Money Market4
  ---------------------------------------------- ------------------------------------
1 Pre5/1/04 AST INVESCO Capital Income.  2Pre 4/30/04 AST PBHG Small-Cap Growth.

Filer/Entity:     SteinRoe Variable Investment Trust
Registration No.: 811-05199
CIK No.:          0000815425
Accession No.:    0001047469-05-006027
Date of Filing:   03/10/05

Filer/Entity:     Liberty Variable Investment Trust
Registration No.: 811-07556
CIK No.:          0000898445
Accession No.:    0001047469-05-006026
Date of Filing:   03/10/05

Filer/Entity:     American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:    0001193125-05-045734
Date of Filing:   03/10/05

Filer/Entity:     Gartmore Variable Insurance Trust
Registration No.: 811-03213
CIK No.:          0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Defined Investments Annuity
                  (File no. 33-86866)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Account ("the Account"),
we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ---------------------------------------------- ------------------------------------
  American Skandia Trust

  AST Money Market

  First Defined Portfolio Fund, LLC              First Trust(R)10 Uncommon Values
  Target Managed VIP                             First Trust(R)Energy
  The DowSM DART 10                              First Trust(R)Financial Services
  Global Target 15                               First Trust(R)Pharmaceutical
  S& P Target 24                                  First Trust(R)Technology
  Nasdaq Target 15
  Value Line(R)Target 25

  ---------------------------------------------- ------------------------------------

Filer/Entity:     First Defined Portfolio Management Fund, LLC
Registration No.: 811-09235
CIK No.:          0001076487
Accession No.:    0000935069-05-000486
Date of Filing:   03/07/05

Filer/Entity:     American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:    0001193125-05-045734
Date of Filing:   03/10/05

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia variable adjustable immediate annuity
                  (File no. 333-91629)
                  American Skandia variable adjustable immediate annuity with optional guarantee
                  (File no. 333-91633
                  American Skandia variable adjustable immediate annuity
                  (File no. 333-993775)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- ------------------------------------------ -------------------------------------
  American Skandia Trust                      AIM8,9
  AST Alliance Growth and Income              AIM V.I. Dynamics
  AST American Century Income &  Growth        AIM V.I. Financial Services
  AST Hotchkis &  Wiley Large-CapValue1        AIM V.I. Health Sciences
  AST DeAM Large-Cap Value                    AIM V.I. Technology
  AST Sanford Bernstein Core Value
  AST Sanford Bernstein Managed Index 500     First Defined Portfolio Fund LLC9
  AST Alliance/Bernstein Growth + Value       First Trust(R)10 Uncommon Values
  AST Goldman Sachs Concentrated Growth       Target Managed VIP
  AST Marsico Capital Growth                  The DowSM DART 10
  AST MFS Growth                              Global Target 15
  AST Alliance Growth                         S& P Target 24
  AST Neuberger Berman Mid-Cap Growth         Nasdaq Target 15
  AST Goldman Sachs Mid-Cap Growth            Value Line(R)Target 25
  AST Neuberger Berman Mid-Cap Value
  AST DeAM Small-Cap Value                    Rydex Series Trust9
  AST Small-Cap Value2                        Nova Portfolio
  AST State Street Research Small-Cap         Ursa Portfolio
  Growth3                                     OTC Portfolio
  AST DeAm Small-Cap Growth
                                              ProFund VP9
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity4          ProFund VP UltraBull
  AST William Blair International Growth9     ProFund VP Consumer Services
  AST American Century International Growth   ProFund VP Consumer Goods
  AST LSV International Value5                ProFund VP Oil &  Gas
  AST MFS Global Equity                       ProFund VP Europe 30
  AST Alger All-Cap Growth                    ProFund VP Financials
  AST Cohen &  Steers Realty9                  ProFund VP Health Care
  AST Gabelli All-Cap Value                   ProFund VP Industrials
  AST T. Rowe Price Natural Resources9        ProFund VP Internet
  AST DeAM Global Allocation9                 ProFund VP Japan
  AST American Century Strategic Balanced     ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation9         ProFund VP Mid-Cap Value
  AST DeAM Bond                               ProFund VP OTC
  AST Goldman Sachs High Yield6               ProFund VP Pharmaceuticals
  AST Lord Abbett Bond-Debenture              ProFund VP Precious Metals
  AST PIMCO Limited Maturity Bond             ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VP Rising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Goldman Sachs Small-Cap Value           ProFund VP Small-Cap Growth
                                              ProFund VP Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
  SP William Blair International Growth7      ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Equity Value                                ProFund VP UltraOTC
    Equity Income                             ProFund VP UltraSmall-Cap

    Evergreen VA                              ProFund VP Utilities
  Evergreen VA International Equity           ProFund VP Large-Cap Growth
  Evergreen VA Omega                          ProFund VP :Large-Cap Value
  Evergreen VA Special Equity                 ProFund VP Short Small-Cap
                                              ProFund Short Mid-Cap

                                              Gartmore GVIT9
                                              Developing Markets
  ------------------------------------------- ------------------------------------------ -------------------------------------
1 Pre5/1/04 AST INVESCO Capital Income.  2Pre 11/22/04 AST Gabelli Small-Cap Value.  3Pre 4/30/04 AST PBHG Small-Cap Growth.  4Pre
2/23/04 AST Strong International Growth.  5Pre 11/22/04 DeAM International Equity.  6Pre 5/1/04 AST Federated High Yield.  7Pre
5/1/04 SP Jennison International Growth.  8Pre 10/15/04 INVESCO VIF.  9Not available with the optional guarantee.

Filer/Entity:     American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:    0001193125-05-045734
Date of Filing:   03/10/05

Filer/Entity:     Prudential Series Fund
Registration No.: 811-03623
CIK No.:          0000711175
Accession No.:    0001193125-05-045678
Date of Filing:   03/10/05

Filer/Entity:     Wells Fargo Variable Trust
Registration No.: 811-09255
CIK No.:          0001081402
Accession No.:    0000935069-05-000424
Date of Filing:   03/02/05

Filer/Entity:     Evergreen VA
Registration No.: 811-08716
CIK No.:          0000928754
Accession No.:    0000936772-05-000080
Date of Filing:   03/08/05

Filer/Entity:     AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:    0001193125-05-037510
Date of Filing:   02/25/05

Filer/Entity:     First Defined Portfolio Management Fund, LLC
Registration No.: 811-09235
CIK No.:          0001076487
Accession No.:    0000935069-05-000486
Date of Filing:   03/07/05

Filer/Entity:     Rydex Variable Trust
Registration No.: 811-08821
CIK No.:          0001064046
Accession No.:    0000935069-05-000494
Date of Filing:   03/09/05

Filer/Entity:     ProFund VP
Registration No.: 811-08239
CIK No.:          0001039803
Accession No.:    0001193125-0
Date of Filing:

Filer/Entity:     Gartmore Variable Insurance Trust
Registration No.: 811-03213
CIK No.:          0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel